Cover	Feb. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2026
Entity File Number	1-6311
Entity Registrant Name	Tidewater Inc.
Entity Central Index Key	0000098222
Entity Tax Identification Number	72-0487776
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	845 West Sam Houston Parkway North
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	713
Local Phone Number	470-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	TDW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false